STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Advertising - 0.3%
Interpublic Group of Cos., Inc.	1,708	$46,389

Aerospace & Defense - 2.1%
BWX Technologies, Inc.	417	41,137
Curtiss-Wright Corp.	175	55,522
Huntington Ingalls Industries, Inc.	176	35,911
Leonardo DRS, Inc.	327	10,752
Loar Holdings, Inc. (a)	155	10,951
Rocket Lab USA, Inc. (a)	2,019	36,100
Standardaero, Inc. (a)	274	7,299
Textron, Inc.	841	60,762
Woodward, Inc.	267	48,725
		307,159

Agricultural & Farm Machinery - 0.7%
AGCO Corp.	283	26,197
CNH Industrial NV	3,663	44,982
Toro Co.	474	34,484
		105,663

Agricultural Products & Services - 0.6%
Bunge Global SA	623	47,610
Ingredion, Inc.	295	39,887
		87,497

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	533	54,579

Aluminum - 0.2%
Alcoa Corp.	1,179	35,960

Apparel Retail - 0.6%
Burlington Stores, Inc. (a)	289	68,877
Gap, Inc.	1,158	23,867
		92,744

Apparel, Accessories & Luxury Goods - 0.9%
Levi Strauss & Co. - Class A	427	6,657
Ralph Lauren Corp.	177	39,071
Tapestry, Inc.	942	66,326
VF Corp.	1,764	27,377
		139,431

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Application Software - 4.4%
Appfolio, Inc. - Class A (a)	97	$21,330
Aurora Innovation, Inc. (a)	4,371	29,395
BILL Holdings, Inc. (a)	457	20,972
CCC Intelligent Solutions Holdings, Inc. (a)	2,273	20,525
Clearwater Analytics Holdings, Inc. - Class A (a)	824	22,083
Confluent, Inc. - Class A (a)	1,026	24,049
Docusign, Inc. (a)	915	74,481
Dropbox, Inc. - Class A (a)	1,007	26,897
Dynatrace, Inc. (a)	1,343	63,323
Elastic NV (a)	410	36,531
Guidewire Software, Inc. (a)	379	71,009
Informatica, Inc. - Class A (a)	497	8,673
Klaviyo, Inc. - Class A (a)	326	9,865
Manhattan Associates, Inc. (a)	276	47,759
Nutanix, Inc. - Class A (a)	1,143	79,793
Pegasystems, Inc.	208	14,460
Procore Technologies, Inc. (a)	507	33,472
SPS Commerce, Inc. (a)	170	22,564
Unity Software, Inc. (a)	1,337	26,192
Vertex, Inc. - Class A (a)	267	9,348
		662,721

Asset Management & Custody Banks - 1.4%
Carlyle Group, Inc.	1,098	47,862
Franklin Resources, Inc.	1,410	27,143
Hamilton Lane, Inc. - Class A	172	25,571
Invesco Ltd.	2,013	30,537
Janus Henderson Group PLC	574	20,750
SEI Investments Co.	549	42,619
StepStone Group, Inc. - Class A	271	14,154
		208,636

Automobile Manufacturers - 0.1%
Lucid Group, Inc. (a)	5,453	13,196

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	1,037	29,710

Automotive Retail - 1.1%
AutoNation, Inc. (a)	151	24,450
CarMax, Inc. (a)	718	55,947
Lithia Motors, Inc.	122	35,812

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Automotive Retail - 1.1% (Continued)
Murphy USA, Inc.	87	$40,873
Penske Automotive Group, Inc.	84	12,094
		169,176

Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (a)	864	61,076
Blueprint Medicines Corp. (a)	278	24,606
Bridgebio Pharma, Inc. (a)	702	24,268
Exact Sciences Corp. (a)	861	37,273
Exelixis, Inc. (a)	1,289	47,590
Halozyme Therapeutics, Inc. (a)	575	36,691
Insmed, Inc. (a)	808	61,642
Madrigal Pharmaceuticals, Inc. (a)	76	25,174
Neurocrine Biosciences, Inc. (a)	454	50,212
Revolution Medicines, Inc. (a)	779	27,545
Roivant Sciences Ltd. (a)	2,187	22,067
Sarepta Therapeutics, Inc. (a)	417	26,613
Summit Therapeutics, Inc. (a)	600	11,574
Vaxcyte, Inc. (a)	542	20,466
		476,797

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	802	48,818

Broadcasting - 0.2%
Paramount Global - Class A	61	1,388
Paramount Global - Class B	2,408	28,799
		30,187

Broadline Retail - 0.3%
Dillard's, Inc. - Class A	14	5,014
Ollie's Bargain Outlet Holdings, Inc. (a)	280	32,581
		37,595

Building Products - 3.0%
A O Smith Corp.	549	35,883
AAON, Inc.	305	23,830
Advanced Drainage Systems, Inc.	350	38,027
Allegion PLC	395	51,532
AZEK Co., Inc. (a)	671	32,805
Carlisle Cos., Inc.	205	69,802
Fortune Brands Innovations, Inc.	557	33,910

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Building Products - 3.0% (Continued)
Owens Corning	389	$55,557
Simpson Manufacturing Co., Inc.	187	29,374
Trex Co., Inc. (a)	488	28,353
UFP Industries, Inc.	274	29,329
Zurn Elkay Water Solutions Corp.	633	20,876
		449,278

Cable & Satellite - 0.6%
EchoStar Corp. - Class A (a)	542	13,865
Liberty Broadband Corp. - Class A (a)	71	6,035
Liberty Broadband Corp. - Class C (a)	526	44,736
Sirius XM Holdings, Inc.	881	19,862
		84,498

Cargo Ground Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	717	31,182
Ryder System, Inc.	180	25,886
Saia, Inc. (a)	123	42,980
U-Haul Holding Co.	457	27,045
U-Haul Holding Co. (a)	41	2,680
XPO, Inc. (a)	511	54,973
		184,746

Casinos & Gaming - 1.2%
Boyd Gaming Corp.	281	18,498
Caesars Entertainment, Inc. (a)	915	22,875
Churchill Downs, Inc.	306	33,987
Light & Wonder, Inc. (a)	404	34,991
MGM Resorts International (a)	986	29,225
Wynn Resorts Ltd.	389	32,482
		172,058

Commercial & Residential Mortgage Finance - 0.3%
Mr Cooper Group, Inc. (a)	282	33,727
UWM Holdings Corp.	699	3,817
		37,544

Communications Equipment - 1.1%
Ciena Corp. (a)	656	39,642
F5, Inc. (a)	266	70,828
Juniper Networks, Inc.	1,501	54,321
		164,791

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Computer & Electronics Retail - 0.3%
GameStop Corp. - Class A (a)	1,902	$42,453

Construction & Engineering - 2.2%
AECOM	610	56,565
API Group Corp. (a)	1,113	39,801
Comfort Systems USA, Inc.	161	51,895
EMCOR Group, Inc.	210	77,622
Fluor Corp. (a)	775	27,761
MasTec, Inc. (a)	279	32,562
Valmont Industries, Inc.	90	25,683
WillScot Holdings Corp.	816	22,685
		334,574

Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	393	37,598

Construction Materials - 0.2%
Eagle Materials, Inc.	150	33,290

Consumer Finance - 0.8%
Ally Financial, Inc.	1,220	44,493
OneMain Holdings, Inc.	545	26,640
SoFi Technologies, Inc. (a)	4,649	54,068
		125,201

Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	611	69,715

Data Processing & Outsourced Services - 0.5%
ExlService Holdings, Inc. (a)	707	33,377
Genpact Ltd.	797	40,153
		73,530

Distributors - 0.7%
LKQ Corp.	1,181	50,240
Pool Corp.	170	54,119
		104,359

Diversified Banks - 0.8%
Comerica, Inc.	596	35,200
KeyCorp	5,045	80,669
		115,869

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	1,453	$75,687
Jackson Financial, Inc. - Class A	331	27,731
Voya Financial, Inc.	444	30,085
		133,503

Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	3,206	35,811

Education Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	263	33,411
Duolingo, Inc. (a)	168	52,171
		85,582

Electric Utilities - 1.2%
NRG Energy, Inc.	920	87,823
OGE Energy Corp.	915	42,053
Pinnacle West Capital Corp.	519	49,435
		179,311

Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.	143	37,659
Generac Holdings, Inc. (a)	271	34,322
nVent Electric PLC	738	38,686
Regal Rexnord Corp.	305	34,724
		145,391

Electronic Components - 0.3%
Coherent Corp. (a)	715	46,432

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	783	23,357

Electronic Manufacturing Services - 0.8%
Flex Ltd. (a)	1,773	58,651
Jabil, Inc.	477	64,905
		123,556

Environmental & Facilities Services - 0.7%
Casella Waste Systems, Inc. - Class A (a)	283	31,557
Clean Harbors, Inc. (a)	225	44,348
Tetra Tech, Inc.	1,222	35,743
		111,648

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 0.4%
FMC Corp.	577	$24,343
Mosaic Co.	1,464	39,543
		63,886

Financial Exchanges & Data - 0.5%
MarketAxess Holdings, Inc.	167	36,130
Morningstar, Inc.	126	37,784
		73,914

Food Distributors - 0.8%
Performance Food Group Co. (a)	701	55,120
US Foods Holding Corp. (a)	1,057	69,191
		124,311

Food Retail - 1.4%
Albertsons Cos., Inc. - Class A	1,603	35,250
Casey's General Stores, Inc.	171	74,221
Maplebear, Inc. (a)	715	28,521
Sprouts Farmers Market, Inc. (a)	455	69,451
		207,443

Footwear - 0.5%
On Holding AG - Class A (a)	1,074	47,170
Skechers USA, Inc. - Class A (a)	610	34,636
		81,806

Forest Products - 0.2%
Louisiana-Pacific Corp.	302	27,778

Gas Utilities - 0.2%
UGI Corp.	976	32,276

Gold - 0.3%
Royal Gold, Inc.	305	49,871

Health Care Distributors - 0.3%
Henry Schein, Inc. (a)	562	38,491

Health Care Equipment - 1.2%
Glaukos Corp. (a)	243	23,916
Globus Medical, Inc. - Class A (a)	517	37,844
Masimo Corp. (a)	224	37,318

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Health Care Equipment - 1.2% (Continued)
Penumbra, Inc. (a)	170	$45,460
Teleflex, Inc.	208	28,744
		173,282

Health Care Facilities - 1.2%
Encompass Health Corp.	454	45,981
Ensign Group, Inc.	257	33,256
Tenet Healthcare Corp. (a)	434	58,373
Universal Health Services, Inc. - Class B	252	47,351
		184,961

Health Care Services - 0.6%
Chemed Corp.	68	41,842
DaVita, Inc. (a)	192	29,370
Hims & Hers Health, Inc. (a)	785	23,197
		94,409

Health Care Supplies - 0.5%
Lantheus Holdings, Inc. (a)	307	29,963
Solventum Corp. (a)	631	47,982
		77,945

Health Care Technology - 0.3%
Doximity, Inc. - Class A (a)	510	29,595
Waystar Holding Corp. (a)	386	14,421
		44,016

Home Furnishings - 0.5%
Mohawk Industries, Inc. (a)	244	27,860
Somnigroup International, Inc.	765	45,808
		73,668

Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc. - Class A (a)	498	40,074

Homebuilding - 0.8%
Taylor Morrison Home Corp. (a)	451	27,078
Toll Brothers, Inc.	451	47,621
TopBuild Corp. (a)	134	40,863
		115,562

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.1%
RH (a)	69	$16,174

Hotels, Resorts & Cruise Lines - 0.7%
Choice Hotels International, Inc.	118	15,668
Hyatt Hotels Corp. - Class A	191	23,398
Norwegian Cruise Line Holdings Ltd. (a)	1,995	37,825
Wyndham Hotels & Resorts, Inc.	348	31,497
		108,388

Household Appliances - 0.3%
SharkNinja, Inc. (a)	321	26,775
Whirlpool Corp.	250	22,532
		49,307

Human Resource & Employment Services - 1.0%
Dayforce, Inc. (a)	701	40,889
Paycom Software, Inc.	233	50,906
Paylocity Holding Corp. (a)	200	37,468
Robert Half, Inc.	447	24,384
		153,647

Independent Power Producers & Energy Traders - 0.5%
AES Corp.	3,205	39,806
Talen Energy Corp. (a)	210	41,931
		81,737

Industrial Machinery & Supplies & Components - 4.8%
Chart Industries, Inc. (a)	196	28,295
Crane Co.	226	34,619
Donaldson Co., Inc.	542	36,346
Esab Corp.	259	30,173
Flowserve Corp.	595	29,060
Graco, Inc.	765	63,885
ITT, Inc.	374	48,306
JBT Marel Corp.	217	26,517
Lincoln Electric Holdings, Inc.	256	48,425
Middleby Corp. (a)	244	37,083
Mueller Industries, Inc.	508	38,679
Nordson Corp.	233	47,001
Pentair PLC	752	65,785
RBC Bearings, Inc. (a)	141	45,370

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 4.8% (Continued)
Snap-on, Inc.	235	$79,197
SPX Technologies, Inc. (a)	215	27,688
Watts Water Technologies, Inc. - Class A	122	24,878
		711,307

Insurance Brokers - 0.2%
Ryan Specialty Holdings, Inc.	478	35,310

Integrated Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)	1,160	41,598

Interactive Media & Services - 0.2%
Match Group, Inc.	1,142	35,630

Investment Banking & Brokerage - 1.1%
Evercore, Inc. - Class A	162	32,355
Houlihan Lokey, Inc.	245	39,568
Jefferies Financial Group, Inc.	671	35,945
PJT Partners, Inc. - Class A	100	13,788
Stifel Financial Corp.	443	41,757
		163,413

IT Consulting & Other Services - 0.7%
Amdocs Ltd.	511	46,756
Globant SA (a)	194	22,838
Kyndryl Holdings, Inc. (a)	1,047	32,876
		102,470

Leisure Facilities - 0.2%
Planet Fitness, Inc. - Class A (a)	381	36,808

Leisure Products - 0.2%
Hasbro, Inc.	599	36,833

Life & Health Insurance - 1.1%
Globe Life, Inc.	374	49,263
Primerica, Inc.	152	43,249
Unum Group	795	64,761
		157,273

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	86	$20,946
Bio-Techne Corp.	719	42,155
Bruker Corp.	465	19,409
Charles River Laboratories International, Inc. (a)	231	34,770
Medpace Holdings, Inc. (a)	118	35,954
Repligen Corp. (a)	245	31,174
Tempus AI, Inc. (a)	310	14,954
		199,362

Managed Health Care - 0.2%
HealthEquity, Inc. (a)	388	34,288

Management of Companies and Enterprises - 0.2%
Viking Holdings Ltd. (a)	663	26,354

Metal, Glass & Plastic Containers - 0.9%
AptarGroup, Inc.	302	44,811
Berry Global Group, Inc.	515	35,952
Crown Holdings, Inc.	554	49,450
		130,213

Movies & Entertainment - 0.3%
Roku, Inc. (a)	581	40,926

Multi-Utilities - 0.6%
NiSource, Inc.	2,130	85,392

Oil & Gas Exploration & Production - 2.0%
Antero Resources Corp. (a)	1,323	53,502
APA Corp.	1,647	34,620
Chord Energy Corp.	274	30,885
Matador Resources Co.	527	26,924
Ovintiv, Inc.	1,172	50,162
Permian Resources Corp.	3,080	42,658
Range Resources Corp.	1,076	42,965
Viper Energy, Inc.	469	21,175
		302,891

Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	747	24,561

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.7%
Antero Midstream Corp.	1,525	$27,450
DT Midstream, Inc.	460	44,381
Hess Midstream LP - Class A	469	19,834
Kinetik Holdings, Inc.	160	8,310
		99,975

Other Specialty Retail - 0.7%
Bath & Body Works, Inc.	995	30,168
Chewy, Inc. - Class A (a)	718	23,342
Dick's Sporting Goods, Inc.	251	50,592
		104,102

Packaged Foods & Meats - 1.4%
Conagra Brands, Inc.	2,170	57,874
Freshpet, Inc. (a)	218	18,131
J M Smucker Co.	466	55,179
Lamb Weston Holdings, Inc.	675	35,978
Pilgrim's Pride Corp. (a)	183	9,975
The Campbell's Co.	899	35,888
		213,025

Paper & Plastic Packaging Products & Materials - 1.2%
Avery Dennison Corp.	368	65,493
Graphic Packaging Holding Co.	1,371	35,591
International Paper Co.	1,564	83,440
		184,524

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	145	7,137
American Airlines Group, Inc. (a)	732	7,723
		14,860

Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	584	43,485
Coty, Inc. - Class A (a)	1,769	9,676
		53,161

Pharmaceuticals - 0.9%
Intra-Cellular Therapies, Inc. (a)	455	60,024
Jazz Pharmaceuticals PLC (a)	267	33,148
Viatris, Inc.	5,433	47,321
		140,493

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 2.4%
American Financial Group, Inc.	352	$46,232
Assurant, Inc.	233	48,872
Axis Capital Holdings Ltd.	344	34,482
Fidelity National Financial, Inc.	1,210	78,747
First American Financial Corp.	451	29,599
Kinsale Capital Group, Inc.	103	50,131
Old Republic International Corp.	1,067	41,848
RLI Corp.	405	32,534
		362,445

Publishing - 0.7%
New York Times Co. - Class A	727	36,059
News Corp. - Class A	1,708	46,492
News Corp. - Class B	549	16,673
		99,224

Real Estate Services - 0.8%
Jones Lang LaSalle, Inc. (a)	210	52,061
Zillow Group, Inc. - Class A (a)	183	12,236
Zillow Group, Inc. - Class C (a)	706	48,403
		112,700

Regional Banks - 3.5%
BOK Financial Corp.	101	10,519
Commerce Bancshares, Inc.	562	34,973
Cullen/Frost Bankers, Inc.	271	33,929
East West Bancorp, Inc.	643	57,716
First Horizon Corp.	2,411	46,822
Old National Bancorp	1,419	30,069
Pinnacle Financial Partners, Inc.	343	36,372
Popular, Inc.	333	30,759
Prosperity Bancshares, Inc.	417	29,761
SouthState Corp.	469	43,533
Synovus Financial Corp.	636	29,727
Webster Financial Corp.	777	40,054
Western Alliance Bancorp	491	37,723
Wintrust Financial Corp.	299	33,626
Zions Bancorp NA	671	33,456
		529,039

Reinsurance - 1.3%
Everest Group Ltd.	197	71,576
Reinsurance Group of America, Inc.	300	59,070

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Reinsurance - 1.3% (Continued)
RenaissanceRe Holdings Ltd.	238	$57,120
		187,766

Research & Consulting Services - 0.8%
CACI International, Inc. - Class A (a)	101	37,059
FTI Consulting, Inc. (a)	158	25,925
KBR, Inc.	610	30,384
Parsons Corp. (a)	234	13,855
UL Solutions, Inc.	281	15,848
		123,071

Restaurants - 1.5%
Aramark	1,202	41,493
Brinker International, Inc. (a)	198	29,512
Cava Group, Inc. (a)	397	34,305
Dutch Bros, Inc. - Class A (a)	496	30,623
Texas Roadhouse, Inc.	308	51,322
Wingstop, Inc.	133	30,002
		217,257

Semiconductor Materials & Equipment - 0.6%
Enphase Energy, Inc. (a)	597	37,044
MKS Instruments, Inc.	305	24,446
Onto Innovation, Inc. (a)	224	27,180
		88,670

Semiconductors - 1.2%
Astera Labs, Inc. (a)	553	32,998
Credo Technology Group Holding Ltd. (a)	651	26,144
Lattice Semiconductor Corp. (a)	610	31,994
MACOM Technology Solutions Holdings, Inc. (a)	293	29,411
Qorvo, Inc. (a)	427	30,919
Universal Display Corp.	197	27,478
		178,944

Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Consolidated, Inc.	24	32,400
Primo Brands Corp.	717	25,446
		57,846

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.7%
ADT, Inc.	2,067	$16,825
H&R Block, Inc.	617	33,880
Service Corp. International/US	658	52,772
		103,477

Specialty Chemicals - 1.4%
Albemarle Corp.	535	38,531
Axalta Coating Systems Ltd. (a)	1,026	34,032
Celanese Corp.	498	28,271
Eastman Chemical Co.	526	46,346
RPM International, Inc.	582	67,326
		214,506

Steel - 1.2%
ATI, Inc. (a)	644	33,508
Carpenter Technology Corp.	222	40,222
Reliance, Inc.	251	72,476
United States Steel Corp.	915	38,668
		184,874

Systems Software - 2.2%
Commvault Systems, Inc. (a)	197	31,079
CyberArk Software Ltd. (a)	226	76,388
Dolby Laboratories, Inc. - Class A	270	21,684
Gen Digital, Inc.	2,475	65,686
Gitlab, Inc. - Class A (a)	586	27,542
Monday.com Ltd. (a)	174	42,310
Onestream, Inc. (a)	192	4,097
Rubrik, Inc. - Class A (a)	393	23,965
SentinelOne, Inc. - Class A (a)	1,307	23,761
UiPath, Inc. - Class A (a)	1,839	18,942
		335,454

Technology Distributors - 0.2%
TD SYNNEX Corp.	305	31,708

Technology Hardware, Storage & Peripherals - 0.5%
IonQ, Inc. (a)	807	17,811
Pure Storage, Inc. - Class A (a)	1,412	62,509
		80,320

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 2.1%
AerCap Holdings NV	846	$86,436
Applied Industrial Technologies, Inc.	173	38,984
Beacon Roofing Supply, Inc. (a)	278	34,388
Core & Main, Inc. - Class A (a)	896	43,286
FTAI Aviation Ltd.	469	52,073
SiteOne Landscape Supply, Inc. (a)	203	24,652
WESCO International, Inc.	223	34,632
		314,451

Transaction & Payment Processing Services - 1.1%
Affirm Holdings, Inc. (a)	1,052	47,540
Jack Henry & Associates, Inc.	338	61,719
Shift4 Payments, Inc. - Class A (a)	308	25,167
WEX, Inc. (a)	183	28,734
		163,160

Water Utilities - 0.3%
Essential Utilities, Inc.	1,253	49,531
TOTAL COMMON STOCKS (Cost $13,906,746)		13,782,511

REAL ESTATE INVESTMENT TRUSTS - 7.3%
Diversified REITs - 0.4%
WP Carey, Inc.	985	62,163

Health Care REITs - 0.8%
Healthpeak Properties, Inc.	3,190	64,502
Omega Healthcare Investors, Inc.	1,268	48,285
		112,787

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	3,123	44,378

Industrial REITs - 0.8%
EastGroup Properties, Inc.	224	39,457
First Industrial Realty Trust, Inc.	603	32,538
Rexford Industrial Realty, Inc.	1,012	39,620
		111,615

Mortgage REITs - 0.6%
AGNC Investment Corp.	4,019	38,502
Annaly Capital Management, Inc.	2,557	51,933
		90,435

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.3% (CONTINUED)	Shares	Value
Multi-Family Residential REITs - 0.4%
Camden Property Trust	482	$58,949

Office REITs - 0.5%
BXP, Inc.	677	45,488
Vornado Realty Trust	804	29,740
		75,228

Other Specialized REITs - 0.7%
Gaming and Leisure Properties, Inc.	1,229	62,556
Lamar Advertising Co. - Class A	398	45,284
		107,840

Retail REITs - 1.8%
Agree Realty Corp.	465	35,893
Brixmor Property Group, Inc.	1,426	37,860
Federal Realty Investment Trust	386	37,759
Kimco Realty Corp.	2,989	63,487
NNN REIT, Inc.	851	36,295
Regency Centers Corp.	842	62,106
		273,400

Self-Storage REITs - 0.3%
CubeSmart	1,058	45,187

Single-Family Residential REITs - 0.7%
American Homes 4 Rent - Class A	1,452	54,900
Equity LifeStyle Properties, Inc.	785	52,360
		107,260
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,055,130)		1,089,242

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.27% (b)	92,507	92,507
TOTAL SHORT-TERM INVESTMENTS (Cost $92,507)		92,507

TOTAL INVESTMENTS - 99.9% (Cost $15,054,383)		$14,964,260
Other Assets in Excess of Liabilities - 0.1%		12,812
TOTAL NET ASSETS - 100.0%		$14,977,072

Percentages are stated as a percent of net assets.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

AG - Aktiengesellschaft
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE MID-CAP ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive Mid-Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$13,782,511	$—	$—	$13,782,511
Real Estate Investment Trusts	1,089,242	—	—	1,089,242
Money Market Funds	92,507	—	—	92,507
Total Investments in Securities	$14,964,260	$—	$—	$14,964,260
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive Mid-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.